Shareholder Report	12 Months Ended	86 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Strategic Dividend & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity® Strategic Dividend & Income® Fund
Trading Symbol	FSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Strategic Dividend & Income® Fund $10,000 $10,939 $12,493 $12,841 $14,357 $15,699 $18,415 $18,086 $18,367 $22,582 $24,152 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,889 $12,672 $13,267 $14,957 $15,844 $18,325 $17,702 $17,783 $21,898 $22,907 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Strategic Dividend & Income® Fund 6.95% 9.00% 9.22% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 8.64% S&P 500® Index 15.00% 15.28% 14.63% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class Z
Trading Symbol	FIQWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,843 $11,015 $12,053 $14,150 $13,910 $14,141 $17,405 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $9,864 $11,121 $11,780 $13,625 $13,161 $13,221 $16,281 S&P 500® Index $10,000 $9,475 $11,002 $12,922 $16,530 $15,008 $17,085 $22,875 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.05% 9.10% 9.07% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 7.71% S&P 500® Index 15.00% 15.28% 14.45% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class M
Trading Symbol	FTSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,499 $11,931 $12,207 $13,569 $14,759 $17,216 $16,821 $16,994 $20,789 $22,106 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,889 $12,672 $13,267 $14,957 $15,844 $18,325 $17,702 $17,783 $21,898 $22,907 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 2.61% 7.65% 8.26% Class M (without 3.50% sales charge) 6.33% 8.41% 8.64% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 8.64% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class I
Trading Symbol	FSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $10,939 $12,489 $12,834 $14,351 $15,684 $18,389 $18,053 $18,329 $22,532 $24,084 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,889 $12,672 $13,267 $14,957 $15,844 $18,325 $17,702 $17,783 $21,898 $22,907 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.89% 8.96% 9.19% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 8.64% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class C
Trading Symbol	FCSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.67%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $10,822 $12,235 $12,450 $13,771 $14,903 $17,305 $16,812 $16,904 $20,729 $22,099 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,889 $12,672 $13,267 $14,957 $15,844 $18,325 $17,702 $17,783 $21,898 $22,907 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.83% 7.87% 8.25% Class C 5.83% 7.87% 8.25% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 8.64% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class A
Trading Symbol	FASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,280 $11,715 $12,008 $13,381 $14,591 $17,070 $16,713 $16,926 $20,756 $22,128 Fidelity Strategic Dividend & Income Composite Index℠ $10,000 $10,889 $12,672 $13,267 $14,957 $15,844 $18,325 $17,702 $17,783 $21,898 $22,907 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.48% 7.41% 8.27% Class A (without 5.75% sales charge) 6.61% 8.69% 8.91% Fidelity Strategic Dividend & Income Composite Index℠ 4.61% 7.65% 8.64% S&P 500® Index 15.00% 15.28% 14.63% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,380,214,616	$ 5,380,214,616
Holdings Count | shares	709	709
Advisory Fees Paid, Amount	$ 32,936,113
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Real Estate 16.6 Information Technology 12.8 Health Care 11.2 Industrials 8.6 Consumer Staples 7.4 Utilities 7.2 Consumer Discretionary 6.6 Energy 6.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 51.5 Convertibles 16.7 REITs 15.0 Preferred Stock 14.9 Global Infrastructure Equities 1.4 MLPs 0.5 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 51.5 Convertibles - 16.7 REITs - 15.0 Preferred Stock - 14.9 Global Infrastructure Equities - 1.4 MLPs - 0.5 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 92.6 Canada 2.2 United Kingdom 1.5 Taiwan 0.8 Korea (South) 0.6 France 0.6 Netherlands 0.5 Japan 0.4 Germany 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 2.2 United Kingdom - 1.5 Taiwan - 0.8 Korea (South) - 0.6 France - 0.6 Netherlands - 0.5 Japan - 0.4 Germany - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 2.9 AbbVie Inc 2.4 Procter & Gamble Co/The 2.1 Coca-Cola Co/The 2.1 Johnson & Johnson 2.1 Cisco Systems Inc 1.8 Prologis Inc 1.7 Merck & Co Inc 1.6 Equinix Inc 1.4 Ventas Inc 1.4 19.5